Note 19 - Fair Value Measurements	12 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Text Block]
Fair Value Disclosures [Text Block]
19.	FAIR VALUE MEASUREMENTS

ASC Topic 820, “Fair Value Measurement” defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value as follows:

Level 1―	Inputs are quoted prices in active markets for identical assets or liabilities

Level 2―
Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical  or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means

Level 3―
Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions about the assumptions that market participants would use in establishing a price.

There were no transfers between Level 1 and Level 2 for the years ended March 31, 2012 and 2013.

Assets Measured at Fair Value on a Recurring Basis

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2012 and 2013, respectively, consistent with the fair value hierarchy provisions of  ASC Topic 820.

	Thousands of Yen
				Total
March 31, 2012	Level 1	Level 2	Level 3	2012
Assets―
Available-for-sale securities―equity securities	¥860,914	－	－	¥860,914

	Thousands of Yen
				Total
March 31, 2013	Level 1	Level 2	Level 3	2013
Assets―
Available-for-sale securities―equity securities	¥1,309,923	－	－	¥1,309,923

	Thousands of U.S. Dollars
				Total
March 31, 2013	Level 1	Level 2	Level 3	2013
Assets―
Available-for-sale securities―equity securities	$13,912	－	－	$13,912

Available-for-sale securities are comprised of marketable securities, which are listed on Japan and Hong Kong securities market and are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Assets Measured at Fair Value on a Nonrecurring Basis

	Thousands of Yen
March 31, 2012	Level 1	Level 2	Level 3	Impairment Loss

Assets:
Non-marketable securities―equity securities	－	－	¥28,319	¥71,681
Trademark	－	－	155,000	37,000
	－	－	¥183,319	¥108,681

	Thousands of Yen
March 31, 2013	Level 1	Level 2	Level 3	Impairment Loss

Assets:
Non-marketable securities―equity securities	－	－	－	－
Trademark	－	－	¥107,000	¥48,000
	－	－	¥107,000	¥48,000

	Thousands of U.S. Dollars
March 31, 2013	Level 1	Level 2	Level 3	Impairment Loss

Assets:
Non-marketable securities―equity securities	－	－	－	－
Trademark	－	－	$1,136	$510
	－	－	$1,136	$510

In accordance with the provisions of ASC 325-20, “Investments―Other,” we review the carrying values of our investments when events and circumstances warrant. This review requires the comparison of the fair values of our investments to their respective carrying values.

Non-marketable equity securities with a carrying amount of ¥100,000 thousand, which was included in other investments in the balance sheets, were written down to the fair value of ¥28,319 thousand, resulting in an other-than-temporary impairment charge of ¥71,681 thousand, which was  included in earnings for the year ended  March 31, 2012. All impaired non-marketable investments were classified as Level 3 instruments and the Company used unobservable inputs to value these investments.  The fair value was determined as a result of considering various unobservable inputs, including expectation of future income of the investees, net asset value of the investees, and material unrealized losses to be considered in assets and liabilities held by the investees.

The trademark right related to hi-ho with a carrying amount of ¥192,000 thousand was written down to fair value of ¥155,000 thousand, resulting in impairment charge of ¥37,000 thousand, which was included in the Company’s statement of income for the year ended March 31, 2012 and was written down to fair value of  ¥107,000 thousand ($1,136 thousand), resulting in impairment charge of ¥48,000 thousand ($510 thousand), included in the Company’s statement of income for the year ended March 31, 2013. The impaired trademark was classified within Level 3 as the Company used unobservable inputs such as expected future income to value the trademark.

With regards to Level 3 valuations, our valuation team (accounting and financing managers) decides the methodologies and performs the valuation of each instrument. We use third-party valuation firms to conduct the valuation of certain instruments, if necessary. Detailed reviews of the methodologies in valuations and the reasonableness of the valuations (including those performed by third parties) are performed by the chief financial officer.

The following table presents information relating to the significant unobservable inputs of the Company’s Level 3 non-recurring measurements.

	Thousands of Yen
March 31, 2012	Fair value	Valuation technique	Unobservable inputs	Range

Trademark	¥155,000	Relief from royalty method	Discount Rate	7.8%
			Royalty rate	0.4%

	Thousands of Yen				Thousands of U.S. Dollars
March 31, 2013	Fair value	Valuation technique	Unobservable inputs	Range	Fair value

Trademark	¥107,000	Relief from royalty method	Discount Rate	7.5%	$1,136
			Royalty rate	0.3%